FORM N-SAR-U SEMI-ANNUAL REPORT FOR REGISTERED INVESTMENT COMPANIES

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name: ______________________________

B. [/] File Number (If any): ______________________________

C. [/] City: ______________ State: _______ Zip Code: ________ Zip Ext.: _____

[/] Foreign Country: ______________ Foreign Postal Code: __________

111. A. [/] Depositor Name: ______________________________

B. [/] File Number (If any): ______________________________

C. [/] City: ______________ State: _______ Zip Code: ________ Zip Ext.: _____

[/] Foreign Country: ______________ Foreign Postal Code: __________

112. A. [/] Sponsor Name: ______________________________

B. [/] File Number (If any):______________________________

C. [/] City: ______________ State: _______ Zip Code: ________ Zip Ext.: _____

[/] Foreign Country: ______________ Foreign Postal Code: __________

112. A. [/] Sponsor Name: ______________________________

B. [/] File Number (If any): ______________________________

C. [/] City: ______________ State: _______ Zip Code: ________ Zip Ext.: _____

[/] Foreign Country: ______________ Foreign Postal Code: __________

116.	Family of investment companies information:
	A.	[/] Is Registrant part of a family of investment companies? (Y/N)
Y/N
	B.	[/] Identify the family in 10 letters:
(Note: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)
117.	A.	[/] Is Registrant a separate account of an insurance company? (Y/N)
Y/N
If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?
	B.	[/] Variable annuity contracts? (Y/N)
Y/N
	C.	[/] Scheduled premium variable life contracts? (Y/N)
Y/N
	D.	[/] Flexible premium variable life contracts? (Y/N)
Y/N
	E.	[/] Other types of insurance products registered under the Securities Act of
1933? (Y/N)
Y/N
118.	[/]	State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933
119.	[/]	State the number of new series for which registration statements under the Securities Act of
1933 became effective during the period
120.	[/]	State the total value of the portfolio securities on the date of deposit for the new series
		included in item 119 ($000's omitted)	$
121.	[/]	State the number of series for which a current prospectus was in existence at the end of the period
122.	[/]	State the number of existing series for which additional units were registered under the
Securities Act of 1933 during the current period

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123.	[/]	State the total value of the additional units considered in answering item 122
		($000's omitted)	$
124.	[/]	State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in
		the subsequent series) ($000's omitted)	$
125.	[ ]	State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of
		Registrant ($000's omitted)	$ 7,208
126.		Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units
		of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)	$ 0
127.		List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

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